Annual Fund Operating Expenses - Federated Hermes Municipal Ultrashort Fund	Nov. 30, 2020
A
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	none	[1]
Other Expenses	0.29%	[1],[2]
Total Annual Fund Operating Expenses	0.59%	[1]
Fee Waivers and/or Expense Reimbursements	(0.08%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.51%	[1]
IS
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44%
Fee Waivers and/or Expense Reimbursements	(0.08%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.36%
R6
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.40%
Fee Waivers and/or Expense Reimbursements	(0.06%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.34%

[1]	The Distribution (12b-1) Fee, Other Expenses, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to the elimination of the Distribution (12b-1) Fee and a reduction in Other Expenses for the Fund’s Class A Shares.
[2]	The Fund will only incur and pay up to 0.15% of certain service fees (shareholder services/account administrations fees) for the A class of the Fund. The Fund may incur and pay such fees on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees to exceed 0.15% until such time as approved by the Fund’s Board of Directors (the “Directors”).
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses, and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s A, IS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.